Accrued Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of accrued liabilities
Business and other taxes payable		$ 717
Accrued expenses	193,683	78,851
Accrued salary	1,189	7,862
Accrued liabilities	$ 194,872	$ 87,430